Equity - Share Capital and Share Premium (Details) - EUR (€)						6 Months Ended			12 Months Ended
	Apr. 08, 2022	Dec. 23, 2021	Jun. 22, 2021	Apr. 23, 2021	Dec. 04, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 24, 2022	Nov. 03, 2021	Jun. 30, 2020	Jun. 12, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Net movement in treasury shares									€ 364,000,000	€ 479,000,000	€ 224,000,000
Equity						€ 31,708,000,000	€ 28,684,000,000	€ 18,260,000,000	€ 31,708,000,000	€ 28,684,000,000	€ 18,260,000,000					€ 25,450,000,000
Capital reduction by means of a redemption of treasury shares (in percentage)													1.65%
Aggregate amount of approved securities issuance		€ 25,000,000,000
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)						85,217,621	139,329,370	98,231,380	85,217,621	139,329,370	98,231,380					77,562,635
Net movement in treasury shares									€ 342,000,000	€ 459,000,000	€ 195,000,000
Capital reduction (shares)	(139,275,057)			(82,896,466)
Equity						€ (341,000,000)	€ (547,000,000)	€ (476,000,000)	(341,000,000)	(547,000,000)	(476,000,000)					€ (766,000,000)
Share capital
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5,639,772,963			5,443,534,596
Net movement in treasury shares	€ 139,275,057			€ 82,896,466
Equity	5,639,772,963	5,779,048,020	€ 5,638,053,507	5,443,534,596		5,775,000,000	5,779,000,000	5,526,000,000	5,775,000,000	5,779,000,000	5,526,000,000	€ 5,775,237,554				5,192,000,000
Capital increase		€ 140,994,513	€ 194,518,911			€ 135,464,591
Number of shares issued as dividends (in shares)		140,994,513	194,518,911			135,464,591
Share premium
Disclosure of classes of share capital [line items]
Net movement in treasury shares	€ 409,000,000			€ 305,000,000
Equity						€ 3,824,000,000	4,233,000,000	€ 4,538,000,000	3,824,000,000	4,233,000,000	€ 4,538,000,000					€ 4,538,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount						€ 5,775,237,554	€ 5,779,048,020		€ 5,775,237,554	€ 5,779,048,020
Number of shares (in shares)						5,775,237,554	5,779,048,020		5,775,237,554	5,779,048,020
Par value per share (EUR per share)	€ 1	€ 1	€ 1		€ 1	€ 1	€ 1		€ 1	€ 1		€ 1		€ 1
Capital reduction (shares)		140,994,513			197,993,390	135,464,591	194,518,911	136,305,986
Maximum authorized share capital						€ 2,596,065,843			€ 2,596,065,843						€ 2,596,065,843
Treasury Shares
Disclosure of classes of share capital [line items]
Par value per share (EUR per share)	€ 1